Investments in Equity-Accounted Investees, Associates and Joint Venture (Details) - USD ($) $ in Millions		1 Months Ended
	Jan. 27, 2025	Jan. 31, 2026	Dec. 10, 2025	Nov. 14, 2025	Aug. 20, 2025
Investments in Equity-Accounted Investees, Associates and Joint Venture [Line Items]
Voting shares	50.00%		100.00%	100.00%	48.50%
Total share capital	48.50%
Meat Snacks Partners, LLC [Member]
Investments in Equity-Accounted Investees, Associates and Joint Venture [Line Items]
Voting shares		50.00%
Equity interest amount (in Dollars)		$ 42.8